Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Alternative Funds

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Absolute Return Tracker Fund

Goldman Sachs Alternative Premia Fund

Goldman Sachs Commodity Strategy Fund

Goldman Sachs Managed Futures Strategy Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Funds’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Absolute Return Tracker Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 5/30/08)
Returns Before Taxes	–8.13%	0.53%	1.71%	0.16%
Returns After Taxes on Distributions	–8.89%	–0.28%	1.08%	–0.43%
Returns After Taxes on Distributions and Sale of Fund Shares	–4.70%	0.13%	1.14%	–0.04%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%
Class C Shares (Inception 5/30/08)
Returns Before Taxes	–4.57%	0.90%	1.52%	–0.07%**
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%
Institutional Shares (Inception 5/30/08)
Returns Before Taxes	–2.47%	2.07%	2.69%	1.09%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%
Investor Shares (Inception 5/30/08)
Returns Before Taxes	–2.58%	1.94%	2.55%	0.95%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%
Class R Shares (Inception 5/30/08)
Returns	–3.13%	1.43%	2.03%	0.44%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%
Class R6 Shares (Inception 7/31/15)***
Returns Before Taxes	–2.46%	2.07%	2.69%	1.09%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%

*
The HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees) is a trademark of Hedge Fund Research, Inc. (“HFR”). HFR has not participated in the formation of the Fund. HFR does not endorse or approve the Fund or make any recommendation with respect to investing in the Fund.

**
Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

***
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: N Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Absolute Return Tracker Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 5/30/08)*
Returns Before Taxes	–2.47%	2.07%	2.69%	1.09%
Returns After Taxes on Distributions	–3.40%	1.14%	2.00%	0.45%
Returns After Taxes on Distributions and Sale of Fund Shares	–1.34%	1.26%	1.89%	0.64%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)**	–6.72%	–0.59%	1.53%	–1.04%

*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

**
The HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees) is a trademark of Hedge Fund Research, Inc. (“HFR”). HFR has not participated in the formation of the Fund. HFR does not endorse or approve the Fund or make any recommendation with respect to investing in the Fund.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Alternative Premia Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	Since Inception
Class A Shares (Inception 1/05/10)
Returns Before Taxes	–11.35%	0.35%	2.19%
Returns After Taxes on Distributions	–13.11%	–2.15%	0.47%
Returns After Taxes on Distributions and Sale of Fund Shares	–6.57%	–0.43%	1.23%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%
Class C Shares (Inception 1/05/10)
Returns Before Taxes	–7.86%	0.71%	2.08%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%
Institutional Shares (Inception 1/05/10
Returns Before Taxes	–5.74%	1.90%	3.25%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%
Investor Shares (Inception 1/05/10)
Returns Before Taxes	–5.99%	1.71%	3.09%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%
Class R Shares (Inception 1/05/10)
Returns	–6.40%	1.23%	2.58%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%
Class R6 Shares (Inception 7/31/15)*
Returns Before Taxes	–5.75%	1.88%	3.24%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%

*
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: N Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Alternative Premia Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	Since Inception
Institutional Shares (Inception 1/05/10)*
Returns Before Taxes	–5.74%	1.90%	3.25%
Returns After Taxes on Distributions	–7.57%	–0.72%	1.45%
Returns After Taxes on Distributions and Sale of Fund Shares	–3.24%	0.70%	2.02%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%

*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Commodity Strategy Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 3/30/07)
Returns Before Taxes	–18.98%	–15.17%	–6.04%	–8.82%
Returns After Taxes on Distributions	–19.27%	–15.60%	–6.79%	–9.83%
Returns After Taxes on Distributions and Sale of Fund Shares	–11.22%	–10.68%	–4.26%	–5.76%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–8.06%
Class C Shares (Inception 3/30/07)
Returns Before Taxes	–16.69%	–14.98%	–6.32%	–9.15%*
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–8.06%
Institutional Shares (Inception 3/30/07)
Returns Before Taxes	–14.89%	–14.09%	–5.38%	–8.19%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–8.06%
Investor Shares (Inception 11/30/07)
Returns Before Taxes	–14.97%	–14.14%	–5.35%	–10.03%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–9.96%
Class R Shares (Inception 11/30/07)
Returns	–15.40%	–14.64%	–5.87%	–10.51%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–9.96%
Class R6 Shares (Inception 7/31/15)**
Returns Before Taxes	-14.96%	-14.11%	-5.39%	-8.19%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	-13.82%	-14.52%	-5.77%	-8.06%

*
Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Commodity Strategy Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 3/30/07)*
Returns Before Taxes	–14.89%	–14.09%	–5.38%	–8.19%
Returns After Taxes on Distributions	–15.35%	–14.64%	–6.22%	–9.29%
Returns After Taxes on Distributions and Sale of Fund Shares	–8.79%	–10.05%	–3.85%	–5.42%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–8.06%

*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	Since Inception
Class A Shares (Inception 2/29/12)
Returns Before Taxes	–7.74%	–0.04%	0.03%
Returns After Taxes on Distributions	–7.78%	–0.44%	–0.27%
Returns After Taxes on Distributions and Sale of Fund Shares	–4.56%	–0.18%	–0.09%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%
Class C Shares (Inception 2/29/12)
Returns Before Taxes	–4.05%	0.34%	0.08%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%
Institutional Shares (Inception 2/29/12)
Returns Before Taxes	–2.13%	1.46%	1.23%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%
Investor Shares (Inception 2/29/12)
Returns Before Taxes	–2.24%	1.33%	1.09%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%
Class R Shares (Inception 2/29/12)
Returns	–2.70%	0.82%	0.59%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%
Class R6 Shares (Inception 4/30/18)*
Returns Before Taxes	–2.04%	1.48%	1.24%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%

*
Class R6 Shares commenced operations on April 30, 2018. Prior to that date, performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	Since Inception
Institutional Shares (Inception 2/29/12)*
Returns Before Taxes	–2.13%	1.46%	1.23%
Returns After Taxes on Distributions	–2.17%	1.04%	0.92%
Returns After Taxes on Distributions and Sale of Fund Shares	–1.24%	0.96%	0.83%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%

*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Absolute Return Tracker Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Alternative Funds

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Absolute Return Tracker Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Funds’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Absolute Return Tracker Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 5/30/08)
Returns Before Taxes	–8.13%	0.53%	1.71%	0.16%
Returns After Taxes on Distributions	–8.89%	–0.28%	1.08%	–0.43%
Returns After Taxes on Distributions and Sale of Fund Shares	–4.70%	0.13%	1.14%	–0.04%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%
Class C Shares (Inception 5/30/08)
Returns Before Taxes	–4.57%	0.90%	1.52%	–0.07%**
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%
Institutional Shares (Inception 5/30/08)
Returns Before Taxes	–2.47%	2.07%	2.69%	1.09%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%
Investor Shares (Inception 5/30/08)
Returns Before Taxes	–2.58%	1.94%	2.55%	0.95%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%
Class R Shares (Inception 5/30/08)
Returns	–3.13%	1.43%	2.03%	0.44%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%
Class R6 Shares (Inception 7/31/15)***
Returns Before Taxes	–2.46%	2.07%	2.69%	1.09%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)*	–6.72%	–0.59%	1.53%	–1.04%

*
The HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees) is a trademark of Hedge Fund Research, Inc. (“HFR”). HFR has not participated in the formation of the Fund. HFR does not endorse or approve the Fund or make any recommendation with respect to investing in the Fund.

**
Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

***
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: N Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Absolute Return Tracker Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.13%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	1.71%
Since Inception	rr_AverageAnnualReturnSinceInception	0.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Absolute Return Tracker Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.57%)
5 Years	rr_AverageAnnualReturnYear05	0.90%
10 Years	rr_AverageAnnualReturnYear10	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.07%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Absolute Return Tracker Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.47%)
5 Years	rr_AverageAnnualReturnYear05	2.07%
10 Years	rr_AverageAnnualReturnYear10	2.69%
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Absolute Return Tracker Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.58%)
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Absolute Return Tracker Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.13%)
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Since Inception	rr_AverageAnnualReturnSinceInception	0.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Absolute Return Tracker Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.46%)	[2]
5 Years	rr_AverageAnnualReturnYear05	2.07%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.69%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Absolute Return Tracker Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.89%)
5 Years	rr_AverageAnnualReturnYear05	(0.28%)
10 Years	rr_AverageAnnualReturnYear10	1.08%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Absolute Return Tracker Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.70%)
5 Years	rr_AverageAnnualReturnYear05	0.13%
10 Years	rr_AverageAnnualReturnYear10	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Absolute Return Tracker Fund | HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.72%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.59%)	[3]
10 Years	rr_AverageAnnualReturnYear10	1.53%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008	[3]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Absolute Return Tracker Fund | HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.72%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.59%)	[3]
10 Years	rr_AverageAnnualReturnYear10	1.53%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008	[3]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Absolute Return Tracker Fund | HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.72%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.59%)	[3]
10 Years	rr_AverageAnnualReturnYear10	1.53%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008	[3]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Absolute Return Tracker Fund | HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.72%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.59%)	[3]
10 Years	rr_AverageAnnualReturnYear10	1.53%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008	[3]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Absolute Return Tracker Fund | HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.72%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.59%)	[3]
10 Years	rr_AverageAnnualReturnYear10	1.53%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008	[3]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Absolute Return Tracker Fund | HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.72%)	[2],[3]
5 Years	rr_AverageAnnualReturnYear05	(0.59%)	[2],[3]
10 Years	rr_AverageAnnualReturnYear10	1.53%	[2],[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2],[3]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Alternative Premia Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Alternative Funds

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Alternative Premia Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Funds’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Alternative Premia Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	Since Inception
Class A Shares (Inception 1/05/10)
Returns Before Taxes	–11.35%	0.35%	2.19%
Returns After Taxes on Distributions	–13.11%	–2.15%	0.47%
Returns After Taxes on Distributions and Sale of Fund Shares	–6.57%	–0.43%	1.23%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%
Class C Shares (Inception 1/05/10)
Returns Before Taxes	–7.86%	0.71%	2.08%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%
Institutional Shares (Inception 1/05/10
Returns Before Taxes	–5.74%	1.90%	3.25%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%
Investor Shares (Inception 1/05/10)
Returns Before Taxes	–5.99%	1.71%	3.09%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%
Class R Shares (Inception 1/05/10)
Returns	–6.40%	1.23%	2.58%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%
Class R6 Shares (Inception 7/31/15)*
Returns Before Taxes	–5.75%	1.88%	3.24%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%

*
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: N Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Alternative Premia Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.35%)
5 Years	rr_AverageAnnualReturnYear05	0.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2010
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Alternative Premia Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.86%)
5 Years	rr_AverageAnnualReturnYear05	0.71%
Since Inception	rr_AverageAnnualReturnSinceInception	2.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2010
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Alternative Premia Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.74%)
5 Years	rr_AverageAnnualReturnYear05	1.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2010
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Alternative Premia Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.99%)
5 Years	rr_AverageAnnualReturnYear05	1.71%
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2010
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Alternative Premia Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.40%)
5 Years	rr_AverageAnnualReturnYear05	1.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2010
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Alternative Premia Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.75%)	[2]
5 Years	rr_AverageAnnualReturnYear05	1.88%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	3.24%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Alternative Premia Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.11%)
5 Years	rr_AverageAnnualReturnYear05	(2.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2010
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Alternative Premia Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.57%)
5 Years	rr_AverageAnnualReturnYear05	(0.43%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2010
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Alternative Premia Fund | ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.08%
5 Years	rr_AverageAnnualReturnYear05	0.87%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2010
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Alternative Premia Fund | ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.08%
5 Years	rr_AverageAnnualReturnYear05	0.87%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2010
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Alternative Premia Fund | ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.08%
5 Years	rr_AverageAnnualReturnYear05	0.87%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2010
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Alternative Premia Fund | ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.08%
5 Years	rr_AverageAnnualReturnYear05	0.87%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2010
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Alternative Premia Fund | ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.08%
5 Years	rr_AverageAnnualReturnYear05	0.87%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2010
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Alternative Premia Fund | ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.08%	[2]
5 Years	rr_AverageAnnualReturnYear05	0.87%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Alternative Funds

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Commodity Strategy Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Funds’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Commodity Strategy Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 3/30/07)
Returns Before Taxes	–18.98%	–15.17%	–6.04%	–8.82%
Returns After Taxes on Distributions	–19.27%	–15.60%	–6.79%	–9.83%
Returns After Taxes on Distributions and Sale of Fund Shares	–11.22%	–10.68%	–4.26%	–5.76%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–8.06%
Class C Shares (Inception 3/30/07)
Returns Before Taxes	–16.69%	–14.98%	–6.32%	–9.15%*
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–8.06%
Institutional Shares (Inception 3/30/07)
Returns Before Taxes	–14.89%	–14.09%	–5.38%	–8.19%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–8.06%
Investor Shares (Inception 11/30/07)
Returns Before Taxes	–14.97%	–14.14%	–5.35%	–10.03%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–9.96%
Class R Shares (Inception 11/30/07)
Returns	–15.40%	–14.64%	–5.87%	–10.51%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–9.96%
Class R6 Shares (Inception 7/31/15)**
Returns Before Taxes	-14.96%	-14.11%	-5.39%	-8.19%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	-13.82%	-14.52%	-5.77%	-8.06%

*
Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Commodity Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.98%)
5 Years	rr_AverageAnnualReturnYear05	(15.17%)
10 Years	rr_AverageAnnualReturnYear10	(6.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.82%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Commodity Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.69%)
5 Years	rr_AverageAnnualReturnYear05	(14.98%)
10 Years	rr_AverageAnnualReturnYear10	(6.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.15%)	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Commodity Strategy Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.89%)
5 Years	rr_AverageAnnualReturnYear05	(14.09%)
10 Years	rr_AverageAnnualReturnYear10	(5.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Commodity Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.97%)
5 Years	rr_AverageAnnualReturnYear05	(14.14%)
10 Years	rr_AverageAnnualReturnYear10	(5.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.03%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Commodity Strategy Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.40%)
5 Years	rr_AverageAnnualReturnYear05	(14.64%)
10 Years	rr_AverageAnnualReturnYear10	(5.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Commodity Strategy Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.96%)	[4]
5 Years	rr_AverageAnnualReturnYear05	(14.11%)	[4]
10 Years	rr_AverageAnnualReturnYear10	(5.39%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(8.19%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[4]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Commodity Strategy Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.27%)
5 Years	rr_AverageAnnualReturnYear05	(15.60%)
10 Years	rr_AverageAnnualReturnYear10	(6.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Commodity Strategy Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.22%)
5 Years	rr_AverageAnnualReturnYear05	(10.68%)
10 Years	rr_AverageAnnualReturnYear10	(4.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Commodity Strategy Fund | S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.82%)
5 Years	rr_AverageAnnualReturnYear05	(14.52%)
10 Years	rr_AverageAnnualReturnYear10	(5.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Commodity Strategy Fund | S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.82%)
5 Years	rr_AverageAnnualReturnYear05	(14.52%)
10 Years	rr_AverageAnnualReturnYear10	(5.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Commodity Strategy Fund | S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.82%)
5 Years	rr_AverageAnnualReturnYear05	(14.52%)
10 Years	rr_AverageAnnualReturnYear10	(5.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.06%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Commodity Strategy Fund | S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.82%)
5 Years	rr_AverageAnnualReturnYear05	(14.52%)
10 Years	rr_AverageAnnualReturnYear10	(5.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Commodity Strategy Fund | S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.82%)
5 Years	rr_AverageAnnualReturnYear05	(14.52%)
10 Years	rr_AverageAnnualReturnYear10	(5.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Commodity Strategy Fund | S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.82%)	[4]
5 Years	rr_AverageAnnualReturnYear05	(14.52%)	[4]
10 Years	rr_AverageAnnualReturnYear10	(5.77%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(8.06%)	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[4]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Alternative Funds

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Managed Futures Strategy Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Funds’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	Since Inception
Class A Shares (Inception 2/29/12)
Returns Before Taxes	–7.74%	–0.04%	0.03%
Returns After Taxes on Distributions	–7.78%	–0.44%	–0.27%
Returns After Taxes on Distributions and Sale of Fund Shares	–4.56%	–0.18%	–0.09%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%
Class C Shares (Inception 2/29/12)
Returns Before Taxes	–4.05%	0.34%	0.08%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%
Institutional Shares (Inception 2/29/12)
Returns Before Taxes	–2.13%	1.46%	1.23%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%
Investor Shares (Inception 2/29/12)
Returns Before Taxes	–2.24%	1.33%	1.09%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%
Class R Shares (Inception 2/29/12)
Returns	–2.70%	0.82%	0.59%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%
Class R6 Shares (Inception 4/30/18)*
Returns Before Taxes	–2.04%	1.48%	1.24%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%

*
Class R6 Shares commenced operations on April 30, 2018. Prior to that date, performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Managed Futures Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.74%)
5 Years	rr_AverageAnnualReturnYear05	(0.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Managed Futures Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.05%)
5 Years	rr_AverageAnnualReturnYear05	0.34%
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Managed Futures Strategy Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.13%)
5 Years	rr_AverageAnnualReturnYear05	1.46%
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Managed Futures Strategy Fund | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.24%)
5 Years	rr_AverageAnnualReturnYear05	1.33%
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Managed Futures Strategy Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.70%)
5 Years	rr_AverageAnnualReturnYear05	0.82%
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Managed Futures Strategy Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.04%)	[5]
5 Years	rr_AverageAnnualReturnYear05	1.48%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	1.24%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2018	[5]
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Managed Futures Strategy Fund | Returns After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.78%)
5 Years	rr_AverageAnnualReturnYear05	(0.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Managed Futures Strategy Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.56%)
5 Years	rr_AverageAnnualReturnYear05	(0.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Managed Futures Strategy Fund | ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses) | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.98%
5 Years	rr_AverageAnnualReturnYear05	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Managed Futures Strategy Fund | ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses) | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.98%
5 Years	rr_AverageAnnualReturnYear05	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Managed Futures Strategy Fund | ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses) | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.98%
5 Years	rr_AverageAnnualReturnYear05	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Managed Futures Strategy Fund | ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses) | Investor
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.98%
5 Years	rr_AverageAnnualReturnYear05	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Managed Futures Strategy Fund | ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses) | Class R
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.98%
5 Years	rr_AverageAnnualReturnYear05	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012
Class A, C, Inst, Inv, R, R6 Shares | Goldman Sachs Managed Futures Strategy Fund | ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.98%	[5]
5 Years	rr_AverageAnnualReturnYear05	0.75%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2018	[5]
Class P Shares | Goldman Sachs Absolute Return Tracker Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Alternative Funds

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Absolute Return Tracker Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Funds’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Absolute Return Tracker Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 5/30/08)*
Returns Before Taxes	–2.47%	2.07%	2.69%	1.09%
Returns After Taxes on Distributions	–3.40%	1.14%	2.00%	0.45%
Returns After Taxes on Distributions and Sale of Fund Shares	–1.34%	1.26%	1.89%	0.64%
HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)**	–6.72%	–0.59%	1.53%	–1.04%

*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

**
The HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees) is a trademark of Hedge Fund Research, Inc. (“HFR”). HFR has not participated in the formation of the Fund. HFR does not endorse or approve the Fund or make any recommendation with respect to investing in the Fund.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class P Shares | Goldman Sachs Absolute Return Tracker Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.47%)	[6]
5 Years	rr_AverageAnnualReturnYear05	2.07%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.69%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.09%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008	[6]
Class P Shares | Goldman Sachs Absolute Return Tracker Fund | Returns After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.40%)	[6]
5 Years	rr_AverageAnnualReturnYear05	1.14%	[6]
10 Years	rr_AverageAnnualReturnYear10	2.00%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	0.45%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008	[6]
Class P Shares | Goldman Sachs Absolute Return Tracker Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.34%)	[6]
5 Years	rr_AverageAnnualReturnYear05	1.26%	[6]
10 Years	rr_AverageAnnualReturnYear10	1.89%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 30, 2008	[6]
Class P Shares | Goldman Sachs Absolute Return Tracker Fund | HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.72%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.59%)	[3]
10 Years	rr_AverageAnnualReturnYear10	1.53%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.04%)	[3]
Class P Shares | Goldman Sachs Alternative Premia Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Alternative Funds

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Alternative Premia Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Funds’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Alternative Premia Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	Since Inception
Institutional Shares (Inception 1/05/10)*
Returns Before Taxes	–5.74%	1.90%	3.25%
Returns After Taxes on Distributions	–7.57%	–0.72%	1.45%
Returns After Taxes on Distributions and Sale of Fund Shares	–3.24%	0.70%	2.02%
ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)	2.08%	0.87%	0.64%

*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class P Shares | Goldman Sachs Alternative Premia Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.74%)	[6]
5 Years	rr_AverageAnnualReturnYear05	1.90%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2010	[6]
Class P Shares | Goldman Sachs Alternative Premia Fund | Returns After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.57%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(0.72%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2010	[6]
Class P Shares | Goldman Sachs Alternative Premia Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.24%)	[6]
5 Years	rr_AverageAnnualReturnYear05	0.70%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 05, 2010	[6]
Class P Shares | Goldman Sachs Alternative Premia Fund | ICE BofAML USD LIBOR Three-Month Constant Maturity Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.08%
5 Years	rr_AverageAnnualReturnYear05	0.87%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
Class P Shares | Goldman Sachs Commodity Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Alternative Funds

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Commodity Strategy Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Funds’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Commodity Strategy Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 3/30/07)*
Returns Before Taxes	–14.89%	–14.09%	–5.38%	–8.19%
Returns After Taxes on Distributions	–15.35%	–14.64%	–6.22%	–9.29%
Returns After Taxes on Distributions and Sale of Fund Shares	–8.79%	–10.05%	–3.85%	–5.42%
S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)	–13.82%	–14.52%	–5.77%	–8.06%

*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class P Shares | Goldman Sachs Commodity Strategy Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.89%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(14.09%)	[6]
10 Years	rr_AverageAnnualReturnYear10	(5.38%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(8.19%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007	[6]
Class P Shares | Goldman Sachs Commodity Strategy Fund | Returns After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.35%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(14.64%)	[6]
10 Years	rr_AverageAnnualReturnYear10	(6.22%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(9.29%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007	[6]
Class P Shares | Goldman Sachs Commodity Strategy Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.79%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(10.05%)	[6]
10 Years	rr_AverageAnnualReturnYear10	(3.85%)	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.42%)	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 30, 2007	[6]
Class P Shares | Goldman Sachs Commodity Strategy Fund | S&P GSCI (Gross, USD, Unhedged; reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.82%)
5 Years	rr_AverageAnnualReturnYear05	(14.52%)
10 Years	rr_AverageAnnualReturnYear10	(5.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.06%)
Class P Shares | Goldman Sachs Managed Futures Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Alternative Funds

Class A Shares, Class C Shares, Institutional Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares (as applicable) of the

Goldman Sachs Managed Futures Strategy Fund

(each, a “Fund” and, collectively, the “Funds”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”)

Effective immediately, the Funds’ Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Managed Futures Strategy Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	Since Inception
Institutional Shares (Inception 2/29/12)*
Returns Before Taxes	–2.13%	1.46%	1.23%
Returns After Taxes on Distributions	–2.17%	1.04%	0.92%
Returns After Taxes on Distributions and Sale of Fund Shares	–1.24%	0.96%	0.83%
ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)	1.98%	0.75%	0.62%

*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class P Shares | Goldman Sachs Managed Futures Strategy Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.13%)	[6]
5 Years	rr_AverageAnnualReturnYear05	1.46%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012	[6]
Class P Shares | Goldman Sachs Managed Futures Strategy Fund | Returns After Taxes on Distributions | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.17%)	[6]
5 Years	rr_AverageAnnualReturnYear05	1.04%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	0.92%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012	[6]
Class P Shares | Goldman Sachs Managed Futures Strategy Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Institutional
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.24%)	[6]
5 Years	rr_AverageAnnualReturnYear05	0.96%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	0.83%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 29, 2012	[6]
Class P Shares | Goldman Sachs Managed Futures Strategy Fund | ICE BofAML USD LIBOR One-Month Constant Maturity Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.98%
5 Years	rr_AverageAnnualReturnYear05	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%

[1]	Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.
[2]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: N Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.
[3]	The HFRX Global Hedge Fund Index (net of management, administrative and performance/incentive fees) is a trademark of Hedge Fund Research, Inc. (“HFR”). HFR has not participated in the formation of the Fund. HFR does not endorse or approve the Fund or make any recommendation with respect to investing in the Fund.
[4]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.
[5]	Class R6 Shares commenced operations on April 30, 2018. Prior to that date, performance of Class R6 Shares shown in the table above is that of Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.
[6]	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.